Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Net premiums earned	$ 8,632	$ 7,136	$ 25,032	$ 22,869	$ 30,448	$ 25,934
Net investment income	248	151	700	393	544	362
Other income	474	345	1,262	862	1,264	834
Total revenue	9,354	7,632	26,994	24,124	32,256	27,130
Expenses:
Net losses and loss adjustment expenses	7,795	6,443	13,809	14,917	16,372	9,939
Amortization of deferred policy acquisition costs	2,755	2,095	7,867	6,148	8,492	6,571
General and administrative expenses	2,145	1,658	6,535	4,982	6,918	7,253
Loss on termination of Management Services Agreement						5,421
Accretion of discount on Series B Preferred Shares	93	89	276	263	355	282
Total expenses	12,788	10,285	28,487	26,310	32,137	29,466
Loss before income tax benefit	(3,434)	(2,653)	(1,493)	(2,186)	119	(2,336)
Income tax benefit	(1,171)	(847)	(397)	(605)	108	(663)
Net loss	$ (2,263)	$ (1,806)	$ (1,096)	$ (1,581)	$ 11	$ (1,673)
Net loss per common share:
Basic and diluted	$ (0.38)	$ (0.30)	$ (0.18)	$ (0.26)
Basic						$ (0.27)
Diluted						$ (0.27)
Weighted average common shares outstanding:
Basic and diluted	5,961,636	6,022,983	5,958,407	6,076,838
Basic					6,047,979	6,286,706
Diluted					6,047,979	6,286,706
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (2,263)	$ (1,806)	$ (1,096)	$ (1,581)	$ 11	$ (1,673)
Unrealized gains (losses) on investments available for sale, net of income taxes	25	(11)	94	310	(3)	(61)
Comprehensive loss	$ (2,238)	$ (1,817)	$ (1,002)	$ (1,271)	$ 8	$ (1,734)